Significant Accounting Policies	12 Months Ended
Mar. 31, 2020
List Of Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries that are directly or indirectly controlled by the Company. All significant intercompany balances and transactions have been eliminated in consolidation.
Takeda controls an entity when it is exposed or has rights to variable returns from involvement with the entity and has the ability to affect those returns using its power, which is the current ability to direct the relevant activities, over the entity. To determine whether Takeda controls an entity, status of voting rights or similar rights, contractual agreements and other specific factors are considered.
The financial statements of the subsidiaries are included in the consolidated financial statements from the date when control is obtained until the date when control is lost. The financial statements of subsidiaries have been adjusted in order to ensure consistency with the accounting policies adopted by the Company as necessary.
Changes in ownership interest in subsidiaries that do not result in loss of control are accounted for as equity transactions. Any difference between the adjustment to non-controlling interests and the fair value of consideration transferred or received, is recognized directly in equity attributable to owners of the Company. When control over a subsidiary is lost, the investment retained after the loss of control is re-measured at fair value as of the date when control is lost, and any gain or loss on such re-measurement and disposal of the interest sold is recognized in profit or loss.
Investments in Associates and Joint Arrangements
Associates are entities over which Takeda has significant influence over the decisions on financial and operating policies but does not have control or joint control. Investments in associates are accounted for using the equity method and recognized at cost on the acquisition date. The carrying amount is subsequently increased or decreased to recognize Takeda’s share of profit or loss and other comprehensive income of the associates. Intra-group profits on transactions with associates accounted for using the equity method are eliminated against the investment to the extent of Takeda’s equity interest in the associates. Intra-group losses are eliminated in the same way as intra-group profits unless there is evidence of impairment.
Joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Takeda classifies joint arrangement into either joint operations or joint ventures. The classification of a joint arrangement as a joint operation or a joint venture depends upon the rights and obligations of the parties to the arrangement. Joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The assets, liabilities, revenues and expenses in joint operations are recognized in relation to Takeda’s interest. The investment in joint ventures is accounted for using the equity method. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss in profit or loss.
Business Combinations
Business combinations are accounted for using the acquisition method. The identifiable assets acquired and the liabilities assumed are measured at the fair values at the acquisition date. Goodwill is measured as the excess of the sum of the fair value of consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree less the fair value of identifiable assets acquired, net of liabilities assumed at the acquisition date. As part of business combinations, when the acquired entity consists of foreign operations with multiple functional currencies, Takeda allocates goodwill recognized upon the acquisition to the foreign operations based on the estimated cash flows of the acquired foreign operations.
The consideration transferred for the acquisition of a subsidiary is measured as the fair value of the assets transferred, the liabilities incurred to former owners of the acquiree, and the equity interests issued by Takeda at the acquisition date. Non-controlling interests is initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets on a transaction-by-transaction basis. The consideration for certain acquisitions includes amounts contingent upon future events, such as the achievement of development milestones and sales targets.
Any contingent consideration included in the consideration payable for a business combination is recorded at fair value at the date of acquisition. These fair values are generally based on risk-adjusted future cash flows discounted using appropriate discount rates. The fair values are reviewed at the end of each reporting period. The changes in the fair value based on the time value of money are recognized in finance expenses and the other changes are recognized in other operating income or other operating expenses in the consolidated statements of profit or loss.
Acquisition related costs are recognized as expenses in the period they are incurred. Changes in Takeda’s ownership interests in subsidiaries arising from transactions between Takeda and non-controlling interests that do not result in Takeda losing control over a subsidiary are treated as equity transactions and therefore, do not result in adjustments to goodwill.
Foreign Currency Translations
Foreign Currency Transactions
Foreign currency transactions are remeasured into the functional currency of each entity within Takeda using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the spot rates of exchange at the end of each reporting period. Non-monetary assets and liabilities that are measured at fair value in foreign currencies are remeasured using historical exchange rates at the date when the fair value was determined. Non-monetary assets and liabilities measured based on historical cost that are denominated in foreign currencies are remeasured at the exchange rate at the date of the initial transaction. Exchange differences arising from the remeasurement or settlement are recognized in profit or loss except when related to financial assets measured at fair value through other comprehensive income, as well as financial instruments designated as hedges of net investments in foreign operations and cash flow hedges subsequently recognized as other comprehensive income. The gain or loss arising from remeasurement of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss, are also recognized in other comprehensive income or profit or loss, respectively).
Foreign Operations
The assets and liabilities of foreign operations are translated using the spot exchange rates at the end of the reporting period, while income and expenses of foreign operations presented in profit or loss and other comprehensive income are translated using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions.
Exchange differences arising from translation are recognized as other comprehensive income. In cases in which foreign operations are disposed of, the cumulative amount of exchange differences related to the foreign operations is recognized as part of the gain or loss on disposal.
Revenue
Takeda’s revenue is primarily related to the sale of pharmaceutical products and is generally recognized when control of the products is passed to the customer in an amount that reflects the consideration to which Takeda expect to be entitled in exchange for those products. Control is generally transferred at the point in time of shipment to or receipt of the products by customer, or when the services are performed. The amount of revenue to be recognized is based on the consideration Takeda expects to receive in exchange for its goods and services. If a contract contains more than one contractual promise to a customer (performance obligation), the consideration is allocated based on the standalone selling price of each performance obligation. The consideration Takeda receives in exchange for its goods or services may be fixed or variable. Variable consideration is only recognized when it is highly probable that a significant reversal will not occur.

Takeda’s gross sales are subject to various deductions, which are primarily composed of rebates and discounts to retail customers, government agencies, wholesalers, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgement when estimating the effect of these sales deductions on gross sales for a reporting period. These adjustments are deducted from gross sales to arrive at net sales. Takeda monitors the obligation for these deductions on at least a quarterly basis and record adjustments when rebate trends, rebate programs and contract terms, legislative changes, or other significant events indicate that a change in the obligation is appropriate. Historically, adjustments to rebate accruals have not been material to net earnings. The United States (the “U.S.”) market has the most complex arrangements related to revenue deductions.
The following summarizes the nature of the most significant adjustments to revenue:

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U.S. Medicaid: The U.S. Medicaid Drug Rebate Program is administered by state governments using state and federal funds to provide assistance to certain qualifying individuals and families, who cannot finance their own medical expenses. Calculating the rebates to be paid related to this program involves interpreting relevant regulations, which are subject to challenge or change in interpretative guidance by government authorities. Provisions for Medicaid rebates are estimated based upon identifying the products subject to a rebate, historical experience, patient demand, product pricing and the mix of contracts and specific terms in the individual state agreements. The provisions for Medicaid rebates are recorded in the same period that the corresponding revenues are recognized; however, the Medicaid rebates are not fully paid until subsequent periods. There is often a time lag of several months between Takeda recording the revenue deductions and Takeda’s final accounting for Medicaid rebates. These expected product specific assumptions relate to estimating which of the Takeda’s revenue transactions will ultimately be subject to the U.S. Medicaid program.

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U.S. Medicare: The U.S. Federal Medicare Program, which funds healthcare benefits to individuals age 65 or older and certain disabilities, provides prescription drug benefits under Part D section of the program. This benefit is provided and administrated through private prescription drug plans. Provisions for Medicare Part D rebates are calculated based on the terms of individual plan agreements, patient demand, product pricing and the mix of contracts. The provisions for Medicare Part D rebates are recorded in the same period that the corresponding revenues are recognized; however, the Medicare Part D rebates are not fully paid until subsequent periods. There is often a time lag of several months between Takeda recording the revenue deductions and Takeda’s final accounting for Medicare Part D rebates. These expected product specific assumptions relate to estimating which of the Takeda’s revenue transactions will ultimately be subject to the U.S. Medicare program.

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Customer rebates: Customer rebates including commercial managed care in the U.S. are offered to purchasing organizations, health insurance companies, managed healthcare organizations, and other direct and indirect customers to sustain and increase market share, and to ensure patient access to Takeda’s products. Since rebates are contractually agreed upon, the related provisions are estimated based on the terms of the individual agreements, historical experience, and patient demand. The provisions for commercial managed care rebates in the U.S. are recorded in the same period that the corresponding revenues are recognized; however, commercial managed care rebates in the U.S. are not fully paid until subsequent periods. There is often a time lag of several months between Takeda recording the revenue deductions and Takeda’s final accounting for commercial managed care rebates in the U.S. These expected product specific assumptions relate to estimating which of the Takeda’s revenue transactions will ultimately be subject to the commercial managed care in the U.S.

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Wholesaler chargebacks: Takeda has arrangements with certain indirect customers whereby the customer is able to buy products from wholesalers at reduced prices. A chargeback represents the difference between the invoice price to the wholesaler and the indirect customer’s contractual discounted price. Provisions for estimating chargebacks are calculated based on the terms of each agreement, historical experience and product demand. Takeda has a legally enforceable right to set off the trade receivables and chargebacks and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. Thus the provision for chargebacks are recorded as a deduction from trade receivables on the consolidated statements of financial position.

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Return reserves: When Takeda sells a product providing a customer the right to return it, we record a provision for estimated sales returns based on our sales return policy and historical return rates. We estimate the proportion of recorded revenue that will result in a return by considering relevant factors, including past product returns activity, the estimated level of inventory in the distribution channel and the shelf life of products.

Because the amounts are estimated, they may not fully reflect the final outcome, and the amounts are subject to change dependent upon, amongst other things, the type of purchasing organization, end consumer, and product sales mix.
Takeda generally receives payments from customers within 90 days after the point in time when goods are delivered to the customers. Takeda usually performs those transactions as a principal, but Takeda also sells products on behalf of others in which case revenue is recognized at an amount of sales commission that Takeda expects to be entitled as an agent.
Takeda also generates revenue in the form of royalty payments, upfront payments, and milestone payments from the out-licensing of intellectual property (“IP”). Royalty revenue earned through a license is recognized when the underlying sales have occurred. Revenue from upfront payment is generally recognized when Takeda provides a right to use IP. Revenue from milestone payments is recognized at the point in time when it is highly probable that the respective milestone event criteria is met, and a significant reversal in the amount of revenue recognized will not occur. Revenue from other services such as R&D of compounds that are out-licensed is recognized over the service period.
Takeda generally receives payments from customers within 60 days after entering into out-licensing contracts or confirmation by customers that conditions for the milestone payments are met. Takeda licenses its own intellectual property rights to customers and performs those transactions as a principal. Takeda also provides other services as a principal.
Government Grants
Government grants are recognized when there is reasonable assurance that Takeda will comply with the conditions attached to them and receive the grants. Government grants for the purchasing of property, plant and equipment are recognized as deferred income and then recognized as profit or loss and offset the related expenses on a systematic basis over the useful lives of the related assets.
Government grants for expenses incurred are recognized as profit or loss and offset the related expenses over the periods in which Takeda recognizes costs for which the grants are intended to compensate.
Advertising and Sales Promotion Expenses
Costs of advertising and sales promotion are expensed as incurred. Advertising and sales promotion expense was 115,708 million JPY, 106,755 million JPY, and 121,340 million JPY for the years ended March 31, 2018, 2019 and 2020, respectively.
Research and Development Expenses
Research costs are expensed in the period incurred. Internal development expenditures are capitalized when the criteria for recognizing an asset are met in accordance with IAS 38 Intangible Assets, usually when a regulatory filing has been made in a major market and approval is considered highly probable. Where regulatory and other uncertainties are such that the criteria are not met, the expenditures are recognized in profit or loss in the consolidated statements of profit or loss. Property, plant and equipment used for R&D is capitalized and depreciated over the estimated life of the asset.
Income Taxes
Income taxes consist of current taxes and deferred taxes. Current and deferred taxes are recognized in profit or loss, except for income taxes resulting from business combinations, and income taxes recognized in either other comprehensive income or equity related to items that are recognized, in the same or different period, outside of profit or loss.
Current Taxes
The current taxes payable or receivable is based on taxable profit for the year. Taxable profit differs from reported profit because taxable profit excludes items that are either never taxable or tax deductible or items that are taxable or tax deductible in a different period. Income taxes payable and income taxes receivable, including those from prior fiscal years, are measured at the amount that is expected to be paid to or received from the taxation authorities, reasonably reflecting uncertainty related to income taxes, if any. Takeda’s current taxes also include liabilities related to uncertain tax positions. Takeda’s current tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted by the reporting date.
Deferred Taxes
Deferred taxes are calculated based on the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes at the end of the reporting period. Deferred tax assets are recognized for deductible temporary differences, unused tax credits and unused tax losses to the extent that it is probable that future taxable profit will be available against which the assets can be utilized. This requires Takeda to evaluate and assess the probability of future taxable profit and Takeda’s business plan, which are inherently uncertain. Uncertainty of estimates of future taxable profit could increase due to changes in economies in which Takeda operates, changes in market conditions, effects of currency fluctuations, or other factors. Takeda’s deferred taxes also include liabilities related to uncertain tax positions. Deferred tax liabilities are generally recognized for taxable temporary differences.
Deferred tax assets and liabilities are not recognized for the following temporary differences:

•	Taxable temporary differences arising on the initial recognition of goodwill

•	The initial recognition of assets and liabilities in transactions that are not business combinations and affect neither accounting profit nor taxable profit (loss) at the time of the transaction

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Deductible temporary differences arising from investments in subsidiaries and associates, when it is not probable that the temporary differences will reverse in the foreseeable future and that taxable profit will be available against which the temporary differences can be utilized

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Taxable temporary differences arising from investments in subsidiaries and associates when the timing of the reversal of the temporary differences is controllable and it is not probable that they will reverse in the foreseeable future

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the periods in which the temporary differences are expected to reverse based on the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and the deferred tax assets and liabilities for those related to income taxes levied by the same taxation authority on the same taxable entity.
Earnings per Share
Basic earnings per share is calculated by dividing profit or loss for the year attributable to owners of ordinary shares of the Company, by the weighted-average number of ordinary shares outstanding during the reporting period, adjusted by the number of treasury shares. Diluted earnings per share is calculated by adjusting all the effects of dilutive potential ordinary shares.
Property, Plant and Equipment
Property, plant and equipment are measured using the cost model and is stated at cost less accumulated depreciation and accumulated impairment loss. Acquisition cost includes mainly the costs directly attributable to the acquisition and the initial estimated dismantlement, removal, and restoration costs associated with the asset. Except for assets that are not subject to depreciation, such as land and construction in progress, assets are depreciated mainly using the straight-line method over the estimated useful life of the asset. ROU assets are depreciated using the straight-line method over the shorter of the lease term or the estimated useful life unless it is reasonably certain that Takeda will obtain ownership by the end of the lease term. The depreciation of these assets begins when they are available for use.
The estimated useful life of major asset items is as follows:

•	Buildings and structures 3 to 50 years

•	Machinery and vehicles 2 to 20 years

•	Tools, furniture and fixtures 2 to 20 years
Goodwill
Goodwill arising from business combinations is stated at its cost less accumulated impairment losses. Goodwill is not amortized. Goodwill is allocated to cash-generating units or groups of cash-generating units based on expected synergies and tested for impairment annually or whenever there is any indication of impairment. Impairment losses on goodwill are recognized in the consolidated statements of profit or loss and no subsequent reversal will be made.
Intangible Assets Associated with Products
Marketed Products
An intangible asset associated with a marketed product is amortized on a straight-line basis over the estimated useful life, which is based on expected exclusivity period, ranging from 3 to 20 years. Amortization of intangible assets is included in amortization and impairment losses on intangible assets associated with products in the consolidated statements of profit or loss. Amortization and impairment losses on intangible assets associated with products is separately stated in the consolidated statements of profit or loss because intangible assets associated with products have various comprehensive rights and contribute to our ability to sell, manufacture, research, market and distribute products, compounds and benefit multiple business functions.
In-Process R&D
Takeda regularly enters into collaboration and in-license agreements with third parties for products and compounds for R&D projects. Payments for collaboration agreements generally take the form of subsequent development milestone payments. Payments for in-license agreements generally take the form of up-front payments and subsequent development milestone payments.
Up-front payments for in-license agreements are capitalized upon commencement of the in-license agreements, and development milestone payments are capitalized when the milestone is triggered.
These intangible assets relating to products in development that are not yet available for use are not amortized. These intangible assets are assessed for impairment on an annual basis, or more frequently if indicators of a potential impairment exist. An impairment is recorded if the carrying value exceeds the recoverable amount of the intangible assets. Intangible assets relating to products which fail during development or for which development ceases for any reason are written down to their recoverable amount which is typically nil.
If and when Takeda obtains approval for the commercial application of a product in development, the related in-process R&D assets will be reclassified to intangible assets associated with marketed products and amortized over its estimated useful life from marketing approval.
Intangible Assets – Software
Software is recognized at cost and amortized on a straight-line basis over the expected useful life. The useful life used for this purpose is 3 to 10 years. Amortization of intangible assets – software is included in cost of sales, selling, general and administrative expenses, and research and development expenses in the consolidated statements of profit or loss.
Leases
Subsequent to April 1, 2019
As Lessee
Takeda assesses whether a contract is or contains a lease at inception of a contract. As a lessee, Takeda recognizes a ROU asset and a corresponding lease liability for all contracts in which it is a lessee in the consolidated statements of financial position at the lease commencement date.
The ROU asset is initially measured at cost, being the initial amount of the lease liability adjusted for any lease payments made at or before the lease commencement date and subsequently at cost less any accumulated depreciation and impairment losses. The ROU asset is subsequently depreciated using the straight-line method over the shorter of the lease term or the estimated useful life of the underlying asset. The ROU asset is subject to impairment assessment.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if not readily determinable, the Takeda’s incremental borrowing rate.
Generally, Takeda uses its incremental borrowing rate as the discount rate. The lease term comprises a non-cancellable period of lease contracts and periods covered by an option to extend or terminate the lease if Takeda is reasonably certain to exercise that option. After initial recognition, the lease liability is measured at amortized cost using the effective interest method. If there is a change in future lease payments, such as from reassessment of whether an extension or termination option will be exercised, the lease liability is remeasured. A corresponding adjustment is made to the ROU asset or is recorded in the consolidated statements of profit or loss when the right-of-use asset has been fully depreciated.
Takeda has elected to apply recognition exemption for leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments for such leases are recognized as an expense on a straight-line basis over the lease term.
As a practical expedient, Takeda has elected not to separate non-lease components from lease components, and instead accounts for each lease component and any associated non-lease components as a single lease component.
Prior to April 1, 2019
Leases are classified as finance leases if substantially all the risks and rewards incidental to ownership are transferred to the lessee. Leases other than finance leases are classified as operating leases.
As Lessee
At the commencement of the lease term, Takeda recognized finance leases as assets and liabilities in the consolidated statements of financial position at amounts equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments, each determined at the inception of the lease. Lease payments for operating leases are recognized as expenses on a straight-line basis over the lease term, unless another systematic basis is more representative of the time pattern of the user’s benefit available.
Impairment of Non-Financial Assets
Takeda assesses whether there is any indication of impairment for non-financial assets at the end of each reporting period, excluding inventories, deferred tax assets, assets held for sale, and net defined benefit assets. If any such indication exists, or in cases in which an impairment test is required to be performed each year, the recoverable amount of the asset is estimated. In cases the recoverable amount cannot be estimated for each asset, they are estimated at the cash-generating unit level. The recoverable amount of an asset or a cash-generating unit is determined at the higher of its fair value less costs of disposal or its value in use. In determining the value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects the time value of money and the risks specific to the asset. If the carrying amount of the asset or cash-generating unit exceeds the recoverable amount, impairment loss is recognized in profit or loss and the carrying amount is reduced to the recoverable amount. An asset or a cash-generating unit other than goodwill, for which impairment losses were recognized in prior years, is assessed at the end of the reporting period to determine whether there is any indication that the impairment loss recognized in prior periods may no longer exist or may have decreased. If any such indication exists, the recoverable amount of the asset or cash-generating unit is estimated. In cases the recoverable amount exceeds the carrying amount of the asset or cash-generating unit, the impairment loss is reversed up to the lower of the estimated recoverable amount or the carrying amount, net of depreciation and amortization, that would have been determined if no impairment loss had been recognized in prior years. The reversal of impairment loss is immediately recognized in profit or loss.
Inventories
Inventories are measured at the lower of cost or net realizable value. The cost of inventories is determined mainly using the weighted-average cost formula. The cost of inventories includes purchase costs, costs of conversion, and other costs incurred in bringing the inventories to the present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Pre-launch inventory is held as an asset when there is a high probability of regulatory approval for the product. Before that point, a provision is made against the carrying value to its recoverable amount. The provision is then reversed at the point when a high probability of regulatory approval is determined.
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk of change in value and due within three months from the date of acquisition.
Assets Held for Sale
An asset or disposal group for which the cash flows are expected to arise principally from sale rather than continuing use is classified as an asset held for sale when it is highly probable that the asset or disposal group will be sold within one year, the asset or disposal group is available for immediate sale in its present condition, and the management of Takeda is committed to the sale. In such cases, the asset held for sale is measured at the lower of its carrying amount and fair value less costs to sell.
Property, plant and equipment and intangible assets classified as held for sale are not depreciated or amortized. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statements of financial position.
Post-employment Benefit
Takeda sponsors lump-sum payments on retirement, pensions and other plans such as post-retirement medical care as post-employment benefit plans. They are classified as defined benefit plans or defined contribution plans, depending on the characteristics of the plans.
Defined Benefit Plans
Takeda uses the projected unit credit method to determine the present value, the related current service cost, and the past service cost by each defined benefit obligation. The discount rate is determined by reference to market yields on high quality corporate bonds at the end of the reporting period. The net defined benefit liabilities (assets) in the consolidated statements of financial position are calculated by deducting the fair value of the plan assets from the present value of the defined benefit obligations. Past service cost defined as the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment is recognized in profit or loss upon occurrence of the plan amendment or curtailment.
Remeasurement of net defined benefit plans is recognized in full in other comprehensive income and transferred to retained earnings in the period in which they are recognized.
Defined Contribution Plans
The costs for defined contribution plans are recognized as expenses when employees render related services.
Provisions
Takeda recognizes rebates and return reserves if Takeda receives consideration from a customer and expects to refund some or all of that consideration to the customer. In addition, provisions are recognized when Takeda has present legal or constructive obligations as a result of past events, it is probable that outflows of resources embodying economic benefits will be required to settle the obligations and reliable estimates can be made of the amount of the obligations. Takeda’s provisions consist primarily of rebates and return reserves, as well as provisions for litigation and restructuring.
Financial Instruments
Takeda’s financial instruments include financial instruments related to lease contracts, trade and other receivables and payables, liabilities for contingent consideration under business combinations, derivative instruments, and rights and obligations under employee benefit plans, which are dealt with in specific accounting policies.
Financial Assets – Subsequent to April 1, 2018
Initial Recognition and Measurement
Financial assets are recognized in the consolidated statements of financial position when Takeda becomes a party to the contract of the instruments. Financial assets, except for investments in debt instruments measured at fair value through profit or loss (“FVTPL”), are initially measured at fair value plus transaction costs that are directly attributable to the acquisition.

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Investments in debt instruments measured at amortized cost: Assets such as trade and other receivables that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and whose contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortized cost. Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for deductions such as impairment loss allowance and cash discounts.

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Investments in debt instruments measured at fair value through other comprehensive income (“FVTOCI”): Assets that are held within a business model objective whose objective is achieved by both collecting contractual cash flows and selling financial assets whose contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at FVTOCI.

•	Investments in debt instruments measured at FVTPL: Assets that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL.

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Equity instruments measured at FVTOCI: On initial recognition, Takeda makes an irrevocable FVTOCI election (on an instrument-by-instrument basis) to present the subsequent changes in the fair value of equity instruments in other comprehensive income for certain equity instruments held for the long term for strategic purposes. At the reporting date, Takeda designates all of its equity instruments as financial assets measured at FVTOCI.

Subsequent Measurement and Derecognition
Takeda derecognizes a financial asset only when the contractual right to receive the cash flows from the asset expires or when Takeda transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.

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Investments in debt instruments measured at amortized cost: These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

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Investments in debt instruments measured at FVTOCI: These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income. Upon derecognition of the investments, the gains and losses accumulated in other comprehensive income related to the investment is reclassified to profit or loss.

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Investments in debt instruments measured at FVTPL: These assets are subsequently measured at fair value, and a gain or loss on debt instruments that is subsequently measured at FVTPL is recognized in profit or loss.

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Equity instruments measured at FVTOCI: These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and are never reclassified to profit or loss. Upon derecognition of the investments, the amounts in other comprehensive income related to the investment is reclassified within equity to retained earnings.

Impairment
Loss allowances are established using an Expected Credit Loss (“ECL”) model. The provisions are based on a forward-looking ECL, which includes possible default events on the trade receivables over the entire holding period of the trade receivables. Takeda has elected to measure provisions for trade receivables, contract assets and lease receivables at an amount equal to lifetime ECL. Takeda uses a provisions matrix based on historical loss rates adjusted for forward looking information to calculate ECL. These provisions represent the difference between the contractual amount of the trade receivables and the lease receivables in the consolidated statements of financial position and the estimated collectible net amount.
Financial Assets – Prior to April 1, 2018
Initial Recognition and Measurement
Financial assets are recognized in the consolidated statements of financial position when Takeda becomes a party to the contractual provisions of the instruments. Financial assets, except for financial assets at fair value through profit or loss, are initially measured at fair value plus transaction costs that are directly attributable to the acquisition.
At the initial recognition, the financial assets are classified based on the nature and purpose in accordance with the following:

•	Financial assets at fair value through profit or loss: either held-for-trading financial assets or financial assets designated as financial assets at fair value through profit or loss.

•	Loans and receivables: non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

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Available-for-sale financial assets: non-derivative financial assets that are either designated as available-for-sale financial assets or not classified as (a) financial assets at fair value through profit or loss, or (b) loans and receivables.

Subsequent Measurement

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Financial assets at fair value through profit or loss – Financial assets at fair value through profit or loss are measured at fair value, and any gains or losses arising on re-measurement are recognized in profit or loss.

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Loans and receivables – Loans and receivables are measured at amortized cost using the effective interest method less any impairment loss. Interest income is recognized principally by applying the effective interest rate, unless the recognition of interest is immaterial as in the case of short-term receivables.

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Available-for-sale financial assets – Available-for-sale financial assets are measured at fair value as of the end of the reporting period, and the gains and losses arising from changes in fair value are recognized in other comprehensive income. Exchange differences on monetary assets are recognized in profit or loss. Dividends on available-for-sale financial assets (equity instruments) are recognized in profit or loss in the reporting period when Takeda’s right to receive the dividends is established. Upon derecognition of the investments, the amounts in other comprehensive income related to the investment is reclassified to profit or loss.

Impairment
Financial assets are considered impaired when there is objective evidence that one or more events occurred after the initial recognition of the financial asset and it is reasonably anticipated to have had a negative impact on the estimated future cash flows of the asset. For available-for-sale equity instrument, a significant or prolonged decline in the fair value below its cost is considered objective evidence of impairment. Even when there is no objective evidence of impairment individually, certain categories of financial assets, such as trade receivables, are collectively assessed for impairment. For financial assets measured at amortized cost, the impairment loss is the difference between the carrying amount of the asset and the present value of the estimated future cash flows discounted at the original effective interest rate on the asset. In a subsequent period, if the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through profit or loss. When an available-for-sale financial asset is determined to be impaired, the cumulative gain or loss that was previously accumulated in accumulated other comprehensive income (loss) is reclassified to profit or loss in the same period. In respect to available-for-sale equity investments, impairment loss previously recognized in profit or loss is not reversed through profit or loss. In respect to available-for-sale debt instruments, if the amount of the fair value increases in a subsequent period and the increase can be related objectively to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through profit or loss.
Derecognition
Takeda derecognizes a financial asset only when the contractual right to receive the cash flows from the asset expires or when Takeda transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. On derecognition of a financial asset, the difference between the carrying amount and the consideration received or receivable is recognized in profit or loss, and the cumulative gain or loss that was previously accumulated in accumulated other comprehensive income (loss) is reclassified to profit or loss.
Financial Liabilities
Initial Recognition and Measurement
Financial liabilities are recognized in the consolidated statements of financial position when Takeda becomes a party to the contract of financial instruments. Financial liabilities are classified, at initial recognition, as financial liabilities measured at FVTPL, bonds and loans, or payables.
Financial liabilities, except for those measured at FVTPL, are initially measured at fair value less transaction costs that are directly attributable to the issuance.
Subsequent Measurement

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Financial liabilities measured at FVTPL: Financial liabilities measured at fair value through profit or loss are measured at fair value, and any gains or losses arising on re-measurement are recognized in profit or loss. Financial liabilities measured at FVTPL include derivatives and financial liabilities associated with contingent consideration arrangements.

•	Other financial liabilities, including bonds and loans: Other financial liabilities are measured at amortized cost mainly using the effective interest method.
Derecognition
Takeda derecognizes a financial liability only when the obligation specified in the contract is discharged, canceled, or expires. On derecognition of a financial liability, the difference between the carrying amount and the consideration paid or payable is recognized in profit or loss.
Derivatives
Takeda hedges the risks arising mainly from its exposure to fluctuations in foreign currency exchange rates and interest rates using derivatives such as foreign exchange forward contracts, currency options, interest and cross currency interest rate swaps and forward rate agreements. Takeda does not enter into derivative transactions for trading or speculative purposes. Derivatives are measured at FVTPL unless the derivative contracts are designated as hedging instruments. The gains and losses on derivatives that are not designed as hedging instruments are recognized in profit or loss. The treatment of the change in fair value for derivatives designated as hedging instruments varies based on the type of hedge as described below.
Hedge Accounting- Subsequent to April 1, 2018
For foreign currency exposure as a result of transaction risk, Takeda designates certain non-derivatives, such as foreign currency denominated debt, as net investment hedges of foreign operations. For foreign currency exposure due to foreign currency denominated transactions, Takeda designates certain derivatives, such as foreign currency forwards, currency options and cross currency interest rate swaps, as cash flow hedges of forecasted transactions. For interest risk exposure Takeda designates derivatives such as interest and cross currency interest rate swaps and forward rate agreements, as cash flow hedges of forecasted transactions. Within the designation documentation at inception, Takeda documents the risk management objective, nature of the risk being hedged, and relationship between hedging instruments and hedged risk based on the strategy for undertaking the hedging relationships. At inception and on a quarterly basis, Takeda also assesses whether the hedging instruments are highly effective in offsetting changes in the fair value or the cash flows of the hedged item.

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Cash flow hedges: the effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss. The cumulative gain or loss that was previously recognized in other comprehensive income is reclassified to profit or loss in the same period when the cash flows of the hedged items are recognized in profit or loss and in the same line item in the consolidated statements of profit or loss. The currency basis spread and the time value of the foreign currency options are accounted for and presented as hedging cost under other components of equity separately from cash flow hedges.

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Net investment hedges: the gain or loss on hedging instruments is recognized in other comprehensive income. At the time of disposal of the foreign operations, the cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or when the hedge no longer qualifies for hedge accounting.
Hedge Accounting - Prior to April 1, 2018
The policy applied prior to April 1, 2018 is similar to that applied subsequent to April 1, 2018. However, for all cash flow hedges, the currency basis spread was accounted for and presented under cash flow hedges.
Transaction costs of financial liabilities
Transaction costs relating to the financial liabilities of debt issued are recorded against the corresponding debt and amortized to the consolidated statements of profit or loss over the period to the earliest redemption date of the debt, using the effective interest rate method. On extinguishment of the related debt, any unamortized deferred transaction costs are written off and charged to interest expense in the consolidated statements of profit or loss.
Share-based Payments
Takeda has implemented share-based payment programs and provides equity and cash-settled share-based payments.
Equity-settled Share-based Payments
Equity-settled share-based payments are granted based on the service performed by the employees, directors, and senior management. The service received and the corresponding increase in equity are measured at the fair value of the equity instruments at the grant date. The fair value of the equity instruments granted to employees, directors, and senior management are recognized as expense over the vesting period of the awards with a corresponding amount as an increase in equity.
Cash-settled Share-based Payments
Cash-settled share-based payments are granted based on the service performed by the employees, directors, and senior management. The service received and the corresponding liability are measured at the fair value of the corresponding liability. The fair value of the liability-classified awards granted to employees, directors, and senior management are recognized as expense over the vesting period of the awards with a corresponding amount as an increase in liability. Takeda re-measures the fair value of the liability at the end of each reporting period and at the date of settlement and recognizes any changes in fair value in profit or loss.
Capital
Ordinary Shares
Proceeds from the issuance of ordinary shares by Takeda are included in share capital and share premium.
Treasury Shares
When Takeda acquires treasury shares, the consideration paid is recognized as a deduction from equity. When Takeda sells the treasury shares, the difference between the carrying amount and the consideration received is recognized in share premium.